Property, plant and equipment (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

	June 30, 2024	December 31, 2023
Net book value	€	€
Balance at beginning of period	223,678	193,474
Additions	70,844	90,051
Depreciation expenses	(35,971)	(59,847)
Balance at end of period	258,551	223,678

	June 30, 2024	December 31, 2023
Cumulative depreciation	€	€
As of January 1,	(125,373)	(65,526)
Depreciation	(35,971)	(59,847)
Balance at end of period	(161,344)	(125,373)

	June 30, 2024	December 31, 2023
Cumulative Costs	€	€
Balance at beginning of period	349,051	259,000
Additions	70,844	90,051
Balance at end of period	419,895	349,051